Exhibit 99.28

Client Name:
Client Project Name:	OCMT 2021-5
Start - End Dates:	4/9/2021 - 6/22/2021
Deal Loan Count:	44

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	3
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	1
Total				8

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